Note 13 - Retirement and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2015
Note 13 - Retirement and Pension Plans (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Service cost	¥479,158	¥542,584	¥573,956
Interest cost	46,975	45,418	73,902
Expected return on plan assets	(29,796)	(48,303)	(63,037)
Amortization of transition obligation	369	369	369
Amortization of actuarial gain	-	-	(2,782)

Net periodic pension cost	¥496,706	¥540,068	¥582,408

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Net actuarial loss (gain)	¥92,808	¥(63,775)	¥127,065
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(369)
Amortization of actuarial gain	-	-	2,782

Amounts recognized in other comprehensive income	¥92,439	¥(64,144)	¥129,478

Total net periodic pension cost and amounts recognized in other comprehensive income	¥589,145	¥475,924	¥711,886

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
	Thousands of Yen
	2014	2015

Change in benefit obligation:
Benefit obligation at beginning of year	¥3,855,332	¥4,426,598
Service cost	542,584	573,956
Interest cost	45,418	73,902
Actuarial loss	17,098	283,860
Benefit paid	(33,834)	(73,223)

Benefit obligation at end of year	4,426,598	5,285,093

Change in plan assets:
Fair value of plan assets at beginning of year	2,012,611	2,424,499
Actual return on plan assets	129,176	219,832
Employer contribution	296,631	322,826
Benefits paid	(13,919)	(36,847)

Fair value of plan assets at end of year	2,424,499	2,930,310

Funded status at end of year	¥(2,002,099)	¥(2,354,783)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Thousands of Yen
	2014	2015

Accrued retirement and pension costs―noncurrent	¥(2,002,099)	¥(2,354,783)

Net amount recognized	¥(2,002,099)	¥(2,354,783)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2014	2015

Net actuarial loss	¥241,275	¥371,122
Obligation at transition	734	365
Total	¥242,009	¥371,487

Schedule of Assumptions Used [Table Text Block]
	Benefit Obligations		Net Periodic Costs
	2014	2015	2013	2014	2015

Discount rate	1.7%	1.3%	1.5%	1.2%	1.7%
Expected long-term rate of return on plan assets			1.8	2.4	2.6
Rate of increase in compensation	3.2	3.2	3.3	3.3	3.2

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending March 31	Thousands of Yen
2016	¥74,423
2017	96,280
2018	122,307
2019	133,473
2020	152,318
2021 - 2025	1,428,531

Total	¥2,007,332

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014

Assets—
Available-for-sale securities— equity securities	¥3,751,011	-	-	¥3,751,011
Total assets	¥3,751,011	-	-	¥3,751,011
	Thousands of Yen
				Total
March 31, 2015	Level 1	Level 2	Level 3	2015

Assets—
Available-for-sale securities—equity securities	¥4,212,571	-	-	¥4,212,571
Available-for-sale securities—debt securities	-	¥101,910	-	101,910
Total assets	¥4,212,571	¥101,910	-	¥4,314,481

Pension Plan [Member]
Note 13 - Retirement and Pension Plans (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Basis of Fair Value Measurement of	Thousands of Yen
Pension Plan Assets at March 31, 2014	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥348,758	-	-	¥348,758
U.S. equity	89,304	-	-	89,304
Other equity― developed countries	61,498	-	-	61,498
Total equity securities	499,560	-	-	499,560

Debt securities:
Japanese government and municipalities	-	¥486,308	-	486,308
Japanese corporate bonds― investment grade	-	164,037	-	164,037
U.S. government	-	65,339	-	65,339
Other government― developed countries	-	151,824	-	151,824
Residential mortgage-backed	-	19,337	-	19,337
Total debt securities	-	886,845	-	886,845

Other financial instruments*	-	950,011	-	950,011

Cash	88,083	-	-	88,083

Total assets at fair value	¥587,643	¥1,836,856	-	¥2,424,499
Basis of Fair Value Measurement of	Thousands of Yen
Pension Plan Assets at March 31, 2015	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥417,833	-	-	¥417,833
U.S. equity	124,670	-	-	124,670
Other equity― developed countries	78,027	-	-	78,027
Total equity securities	620,530	-	-	620,530

Debt securities:
Japanese government and municipalities	-	¥495,637	-	495,637
Japanese corporate bonds― investment grade	-	256,954	-	256,954
U.S. government	-	110,851	-	110,851
Other government― developed countries	-	152,927	-	152,927
Residential mortgage-backed	-	19,256	-	19,256
Total debt securities	-	1,035,625	-	1,035,625

Other financial instruments*	-	1,109,010	-	1,109,010

Cash	165,145	-	-	165,145

Total assets at fair value	¥785,675	¥2,144,635	-	¥2,930,310